Leases (Tables)	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Supplemental Cash Flow Information
Supplemental cash flow information related to leases were as follows:

	Year ended December 31
	2022	2021
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows for operating lease payments	$6,190	$7,702

Schedule of Lessee, Operating Lease, Liability, Maturity
As of December 31, 2022, the operating lease liabilities will mature over the following periods:

As of December 31, 2022
2023	$6,266
2024	5,120
2025	3,635
2026	3,524
2027	2,826
2028 and thereafter	9,300
Total remaining lease payments	$30,671
Less: Imputed interest	(7,439)
Total operating lease liabilities:	$23,232
Current operating lease liability	6,081
Non-current operating lease liability	$17,151

Supplemental Balance Sheet Information
Supplemental consolidated balance sheet information related to these lease agreements were as follows:

As of December 31, 2022
Operating lease right-of-use assets	134
Total operating lease right-of-use assets	$134

Current lease liabilities	108
Non-current lease liabilities	26
Total operating lease liabilities	$134